Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42739
Entity Registrant Name	BLUEMOUNT HOLDINGS LIMITED
Entity Central Index Key	0002027815
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1007
Entity Address, Address Line Two	10/F
Entity Address, Address Line Three	Capital Centre
Entity Address, Address Line Four	151 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class B ordinary shares, par value $0.0001 per share
Trading Symbol	BMHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	25,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction Flag	false
Auditor name	FundCertify CPA Professional Corporation
Auditor Firm ID	7189
Auditor Location	Cary, North Carolina
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 1007
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2137 2688
Contact Personnel Name	executive offices